Basis of Presentation and Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation and Reporting
Principles of Consolidation and Reporting
The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of the Successor and its wholly owned subsidiary after February 28, 2017 and the accounts of the Predecessor prior to February 28, 2017. All significant intercompany transactions and balances have been eliminated upon consolidation. For oil and gas exploration and production joint ventures in which we have a direct working interest, we account for our proportionate share of assets, liabilities, revenue, expense and cash flows within the relevant lines of the financial statements.
Principles of Consolidation and Reporting
The information reported herein reflects all adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary for the fair presentation of the results for the interim periods. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted under Securities and Exchange Commission (“SEC”) rules and regulations. The results reported in these unaudited condensed consolidated financial statements may not accurately forecast results for future periods. This report should be read in conjunction with the financial statements and notes in the Company's audited financial statements for the year ended December 31, 2017 presented in our final prospectus dated July 25, 2018 as filed with the SEC pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended, on July 27, 2018 (the "prospectus").
The condensed consolidated financial statements have been prepared in conformity with GAAP and include the accounts of the Successor and its wholly owned subsidiary after February 28, 2017 and the accounts of the Predecessor prior to February 28, 2017. All significant intercompany transactions and balances have been eliminated upon consolidation. For oil and gas exploration and production joint ventures in which we have a direct working interest, we account for our proportionate share of assets, liabilities, revenue, expense and cash flows within the relevant lines of the financial statements.

Bankruptcy Accounting
Bankruptcy Accounting
The consolidated financial statements have been prepared as if the Company will continue as a going concern and reflect the application of GAAP. GAAP requires that the financial statements, for periods subsequent to filing of the Chapter 11 Proceeding, distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses, gains and losses that are realized or incurred in the bankruptcy proceedings are recorded in “reorganization items, net” on our consolidated statements of operations. In addition, prepetition unsecured and under-secured obligations that may be impacted by the bankruptcy reorganization process have been classified as “liabilities subject to compromise” on our balance sheet. These liabilities are reported at the amounts allowed as claims by the Bankruptcy Court, although they may be settled for less.
Upon emergence from bankruptcy on February 28, 2017, we adopted fresh-start accounting which resulted in Berry Corp. becoming the financial reporting entity. As a result of the application of fresh-start accounting and the effects of the implementation of the Plan, the financial statements on or after February 28, 2017 are not comparable to the financial statements prior to that date. See Note 3 for additional information.
Bankruptcy Accounting
Upon emergence from bankruptcy on February 28, 2017, we adopted fresh start accounting which resulted in Berry Corp. becoming the financial reporting entity. As a result of the application of fresh start accounting and the effects of the implementation of the Plan (see Note 2 for definition), the condensed consolidated financial statements on or after February 28, 2017 are not comparable to the condensed consolidated financial statements prior to that date.

Use of Estimates
Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with GAAP required management of the Company to make informed estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses.
As fair value is a market-based measurement, it was determined based on the assumptions that we believe market participants would use. Determination of these assumptions were based on management’s best estimates and judgment. Management evaluates its assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such assumptions are adjusted when management determines that facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in these assumptions resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.
The estimates that are particularly significant to the financial statements include estimates of our reserves of oil and gas, future cash flows from oil and gas properties, depreciation, depletion and amortization, asset retirement obligations, certain revenues and expenses, fair values of commodity derivatives and fair values of assets acquired and liabilities assumed. In addition, as part of fresh-start accounting, we made estimates and assumptions related to our reorganization value, liabilities subject to compromise and the fair value of assets and liabilities recorded.
Use of Estimates
The preparation of the accompanying condensed consolidated financial statements in conformity with GAAP required management of the Company to make informed estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses.
As fair value is a market-based measurement, it was determined based on the assumptions that we believe market participants would use. We based these assumptions on management's best estimates and judgment. Management evaluates its assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, that management believes to be reasonable under the circumstances. Such assumptions are adjusted when management determines that facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates.
Estimates that are particularly significant to our financial statements include estimates of our reserves of oil and gas, future cash flows from oil and gas properties, depreciation, depletion and amortization, asset retirement obligations, certain revenues and expenses, fair values of commodity derivatives and fair values of assets acquired and liabilities assumed. In addition, as part of fresh-start accounting, we made estimates and assumptions related to our reorganization value, liabilities subject to compromise and the fair value of assets and liabilities recorded.

Cash Equivalents, Restricted Cash
Cash Equivalents
We consider all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.
Restricted Cash
At December 31, 2017, “restricted cash” of approximately $35 million was classified as a current asset on the consolidated balance sheet and represents cash that will be used to settle certain claims and pay certain professional fees in accordance with the Plan (as defined below). At December 31, 2016, “restricted cash” of approximately $198 million classified as a non-current asset on the balance sheet represented cash that Linn Energy contributed to Berry LLC in May 2015 to post with Berry LLC’s lenders in connection with the reduction in the Pre-Emergence Credit Facility’s borrowing base, as well as associated interest income. Such restricted cash was used in February 2017 to repay a portion of the borrowings outstanding under the Pre-emergence Credit Facility, which is reflected as a non-cash transaction.

Inventories
Inventories
Inventories were included in other current assets. Oil and natural gas inventories were valued at the lower of cost or net realizable value. Materials and supplies were valued at their weighted-average cost and are reviewed periodically for obsolescence.

Deferred Financing Costs
Deferred Financing Costs
We incurred legal and bank fees related to the issuance of debt. At December 31, 2017 and December 31, 2016, net deferred financing fees of approximately $20 million and $6 million were included in “other noncurrent assets” and “other current assets”, respectively, on the balance sheets. These deferred financing costs are being amortized over the life of the debt agreement.
For the ten months ended December 31, 2017, the two months ended February 28, 2017, and the year ended December 31, 2016, amortization expense of approximately $2 million, $0 and $2 million was included in “interest expense” in the consolidated statements of operations.

Oil and Natural Gas Properties
Oil and Natural Gas Properties
Proved Properties
We account for oil and natural gas properties in accordance with the successful efforts method. Under this method, all acquisition and development costs of proved properties are capitalized and amortized on a unit-of-production basis over the remaining life of the proved reserves and proved developed reserves, respectively. Costs of retired, sold or abandoned properties that constitute a part of an amortization base are charged or credited, net of proceeds, to accumulated depreciation, depletion and amortization unless doing so significantly affects the unit-of-production amortization rate, in which case a gain or loss is recognized in the current period. Gains or losses from the disposal of other properties are recognized in the current period. For assets acquired, we base the capitalized cost is based on fair value at the acquisition date. We expense expenditures for maintenance and repairs necessary to maintain properties in operating condition, as well as annual lease rentals, are expensed as they are incurred. Estimated dismantlement and abandonment costs are capitalized, net of salvage, at their estimated net present value and amortized over the remaining lives of the related assets. We only capitalized this interest on borrowed funds related to our share of costs associated with qualifying capital expenditures. Interest is capitalized only during the periods in which these assets are brought to their intended use. The amount of capitalized interest and exploratory well costs in 2017 and 2016 was not significant.
We evaluate the impairment of our proved oil and natural gas properties generally on a field by field basis or at the lowest level for which cash flows are identifiable, whenever events or changes in circumstance indicate that the carrying value may not be recoverable. We reduce the carrying values of proved properties are reduced to fair value when the expected undiscounted future cash flows are less than net book value. We measure the fair values of proved properties are measured using valuation techniques consistent with the income approach, converting future cash flows to a single discounted amount. Significant inputs used to determine the fair values of proved properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a risk-adjusted discount rate. These inputs require significant judgments and estimates by our management at the time of the valuation and are the most sensitive estimates we make and the most likely to change. The underlying commodity prices are embedded in our estimated cash flows and are the product of a process that begins with the relevant forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors our management believes will impact realizable prices.
Impairment of Proved Properties
Based on the analysis described above, for the year ended December 31, 2016, we recorded noncash impairment charges of approximately $1.0 billion associated with proved oil and natural gas properties. The 2016 impairment charges were due to a decline in commodity prices, changes in expected capital development and a decline in our estimates of proved reserves. The carrying values of the impaired proved properties were reduced to fair value, estimated using inputs characteristic of a Level 3 fair value measurement. The impairment charges were included in “impairment of long-lived assets” on our statements of operations.
Unproved Properties
A portion of the carrying value of our oil and gas properties was attributable to unproved properties. At December 31, 2017 and 2016, the net capitalized costs attributable to unproved properties were approximately $517 million and $680 million, respectively. The unproved amounts were not subject to depreciation, depletion and amortization until they were classified as proved properties and amortized on a unit-of-production basis. We evaluate the impairment of our unproved oil and gas properties whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the exploration and development work were to be unsuccessful, or management decided not to pursue development of these properties as a result of lower commodity prices, higher development and operating costs, contractual conditions or other factors, the capitalized costs of such properties would be expensed. The timing of any write-downs of unproved properties, if warranted, depends upon management’s plans, the nature, timing and extent of future exploration and development activities and their results.
We believe our current plans and exploration and development efforts will allow us to realize the carrying value of our unproved property balance at December 31, 2017. Based on the analysis described above, for the year ended December 31, 2016, we recorded noncash impairment charges of approximately $13 million associated with unproved oil and natural gas properties. The impairment charges in 2016 were primarily due to a decline in commodity prices and changes in expected capital development. The carrying values of the impaired unproved properties were reduced to fair value, estimated using inputs characteristic of a Level 3 fair value measurement. The impairment charges are included in “impairment of long-lived assets” on our statements of operations.

Other Property and Equipment
Other Property and Equipment
Other property and equipment includes natural gas gathering systems, pipelines, buildings, software, data processing and telecommunications equipment, office furniture and equipment, and other fixed assets. These assets are recorded at cost and are depreciated using the straight-line method based on expected useful lives ranging from ten to 39 years for buildings and leasehold improvements and two to 30 years for plant and pipeline, drilling and other equipment.

Asset Retirement Obligation
Asset Retirement Obligation
We recognize the fair value of asset retirement obligations (“AROs”) in the period in which a determination is made that a legal obligation exists to dismantle an asset and remediate the property at the end of its useful life and the cost of the obligation can be reasonably estimated. The liability amounts were based on future retirement cost estimates and incorporate many assumptions such as time to abandonment, technological changes, future inflation rates and the risk-adjusted discount rate. When the liability was initially recorded, we capitalized the cost by increasing the related property, plant and equipment (“PP&E”) balances. If the estimated future cost of the AROs changes, we record an adjustment to both the ARO and PP&E. Over time, the liability is increased, and expense is recognized through accretion, and the capitalized cost is depreciated over the useful life of the asset.
In certain cases, we do not know or cannot estimate when we may settle these obligations and therefore we cannot reasonably estimate the fair value of the liabilities. We will recognize these AROs in the periods in which sufficient information becomes available to reasonably estimate their fair values.

Revenue Recognition
Revenue Recognition
We recognize revenue from oil, natural gas and natural gas liquids (“NGL”) production when title has passed from us to the purchaser, collection of revenue from the sale is reasonably assured and the sales price is fixed or determinable. We recognize our share of revenues net of any royalties and other third-party share. In addition, we engage in the purchase, gathering and transportation of third-party natural gas and subsequently market such natural gas to independent purchasers under separate arrangements. As a result, we separately report third-party marketing revenues and marketing expenses.

Fair Value Measurements
Fair Value Measurements
We have categorized our assets and liabilities that are measured at fair value in a three-level fair value hierarchy, based on the inputs to the valuation techniques: Level 1—using quoted prices in active markets for the assets or liabilities; Level 2—using observable inputs other than quoted prices for the assets or liabilities; and Level 3—using unobservable inputs. Transfers between levels, if any, are recognized at the end of each reporting period. We primarily apply the market approach for recurring fair value measurement, maximize our use of observable inputs and minimize use of unobservable inputs. We generally use an income approach to measure fair value when observable inputs are unavailable. This approach utilizes management’s judgments regarding expectations of projected cash flows and discounts those cash flows using a risk-adjusted discount rate.
The most significant items on our balance sheet that would be affected by recurring fair value measurements are derivatives. Commodity derivatives are carried at fair value. In addition to using market data in determining these fair values, we make assumptions about the risks inherent in the inputs to the valuation technique. Our commodity derivatives comprise over-the-counter (“OTC”) bilateral financial commodity contracts, which are generally valued using industry-standard models that consider various inputs, including publicly available prices and forward curves generated from a compilation of data gathered from third parties. We validate the data provided by third parties by assessing the pricing models used, obtaining market values from other pricing sources, analyzing pricing data in certain situations and confirming that those instruments trade in active markets. Substantially all of these inputs are observable data or are supported by observable prices at which transactions are executed in the marketplace. We classify these measurements as Level 2.
Our PP&E is written down to fair value if we determine that there has been an impairment in its value. The fair value is determined as of the date of the assessment using discounted cash flow models based on management’s expectations for the future. Inputs include estimates of future production, prices based on commodity forward price curves as of the date of the estimate, estimated future operating and development costs and a risk-adjusted discount rate.

Stock-based Compensation
Stock-based Compensation
Subsequent to February 28, 2017, we issued restricted stock units (“RSUs”) that vest over time and performance-based restricted stock units (“PRSUs”) that vest based on our achievement of certain average prices per share, to certain employees and non-employee directors. The fair value of the stock-based awards is determined at the date of grant and is not remeasured. We determined the fair value of the RSUs based on an estimate of the fair value of our equity using an income approach. We used a discounted cash flow method to value the estimated future cash flows at an appropriate discount rate. If and when the Company’s underlying shares begin trading in the public markets, these estimates will no longer be necessary. For PRSUs, compensation value is measured on the grant date using payout values derived from a Monte-Carlo valuation model. Estimates used in the Monte Carlo valuation model are considered highly-complex and subjective. Compensation expense, net of actual forfeitures, for the RSUs and PRSUs is recognized on a straight-line basis over the requisite service periods, which is generally over the awards’ respective three-year vesting or performance periods.

Other Loss Contingencies
Other Loss Contingencies
In the normal course of business, we are involved in lawsuits, claims and other environmental and legal proceedings and audits. We accrue reserves for these matters when it is probable that a liability has been incurred and the liability can be reasonably estimated. In addition, we disclose, if material, in aggregate, our exposure to loss in excess of the amount recorded on the balance sheet for these matters if it is reasonably possible that an additional material loss may be incurred. We review our loss contingencies on an ongoing basis.
Loss contingencies are based on judgments made by management with respect to the likely outcome of these matters and are adjusted as appropriate. Management’s judgments could change based on new information, changes in, or interpretations of, laws or regulations, changes in management’s plans or intentions, opinions regarding the outcome of legal proceedings, or other factors.

Electricity Cost Allocation
Electricity Cost Allocation
We own five cogeneration facilities. Our investment in cogeneration facilities has been for the express purpose of lowering steam costs in our heavy oil operations in California and securing operating control of the respective steam generation. Cogeneration, also called combined heat and power, extracts energy from the exhaust of a turbine, which would otherwise be wasted, to produce steam. Such cogeneration operations also produce electricity. We allocate steam and electricity costs to lease operating expenses based on the conversion efficiency of the cogeneration facilities plus certain direct costs of producing steam. We also allocate a portion of the electricity production costs related to the power we sell to third parties, which is reported in “electricity generation expenses” in the statement of operations.

Income Taxes
Income Taxes
Prior to the consummation of the Plan, as defined below, the Predecessor was a limited liability company treated as a disregarded entity for federal and state income tax purposes, with the exception of the state of Texas, in which income tax liabilities and/or benefits of the company are passed through to its members. Limited liability companies are subject to Texas margin tax. As such, with the exception of the state of Texas, the Predecessor was not a taxable entity, it did not directly pay federal and state income taxes and recognition was not given to federal and state income taxes for the operations of the company.
On the Effective Date, upon consummation of the Plan, the Successor became a C Corporation subject to federal and state income taxes. The impact of changes in tax regulation are reflected when enacted. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their tax bases. Deferred tax assets are recognized when it is more likely than not that they will be realized. We periodically assess our deferred tax assets and reduce such assets by a valuation allowance if we deem it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. We recognize a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, based on the technical merits of the position. Interest and penalties related to unrecognized tax benefits are recognized in income tax expense (benefit).

Earnings per Share
Earnings per Share
We computed basic and diluted earnings per share (EPS) using the two-class method required for participating securities. Restricted and performance stock awards are considered participating securities when such shares have non-forfeitable dividend rights at the same rate as common stock.
Under the two-class method, undistributed earnings allocated to participating securities are subtracted from net income attributable to common stock in determining net income available to common stockholders. In loss periods, no allocation is made to participating securities because the participating securities do not share in losses. For basic EPS, the weighted-average number of common shares outstanding excludes outstanding shares related to unvested restricted stock awards. For diluted EPS, the basic shares outstanding are adjusted by adding potentially dilutive securities, unless their effect is anti-dilutive.

Business and Credit Concentration
Business and Credit Concentrations
We maintain our cash in bank deposit accounts which, at times, may exceed federally insured amounts. We have not experienced any losses in such accounts. We believe we are not exposed to any significant credit risk on our cash.
We also sell oil and natural gas to various types of customers, including pipelines, refineries and other oil and natural gas companies and electricity to utility companies. Based on the current demand for oil and natural gas and the availability of other purchasers, we believe that the loss of any one of our major purchasers would not have a material adverse effect on our financial condition, results of operations or net cash provided by operating activities.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
In August 2017, the Financial Accounting Standards Board (“FASB”) released targeted improvements to hedge accounting standards that will expand hedge accounting for nonfinancial and financial risk components and amend measurement methodologies to more closely align hedge accounting with a company’s risk management activities. These rules are also intended to decrease the cost and complexity of hedge accounting. The new rules are effective for fiscal years beginning after December 15, 2018. We are currently evaluating the impact of the adoption of these new rules.
In May 2017, the FASB issued rules to simplify the guidance on the modification of share-based payment awards. The amendments provide clarity on which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting prospectively. The rules are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, with early adoption permitted. We do not expect the adoption of these rules to have a significant impact on our consolidated financial statements.
In January 2017, the FASB issued rules that changed the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The rules are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, with early adoption permitted. We do not expect the adoption of these rules to have a significant impact on our consolidated financial statements.
In November 2016, the FASB issued rules intended to address the diversity in practice in classification and presentation of changes in restricted cash on the statement of cash flows. These rules will be applied retrospectively as of the date of adoption and are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years (with early adoption permitted). The adoption of these rules is expected to result in the inclusion of restricted cash in the beginning and ending balances of cash on the statements of cash flows and require additional disclosures.
In August 2016, the FASB issued rules that modify how certain cash receipts and cash payments are presented and classified in the statement of cash flows. These rules are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, with earlier adoption permitted. We do not expect adoption of these rules to have a significant impact on our consolidated financial statements.
In June 2016, the FASB issued rules that change how entities will measure credit losses for certain financial assets and other instruments that are not measured at fair value. These rules are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted. We are currently evaluating the impact of these rules on our consolidated financial statements.
In February 2016, the FASB issued rules requiring lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months and to include qualitative and quantitative disclosures with respect to the amount, timing, and uncertainty of cash flows arising from leases. These rules will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with earlier application permitted. We are currently evaluating the impact of these rules on our consolidated financial statements.
During 2016, the FASB issued rules clarifying the new revenue recognition standard issued in 2014. The new rules are intended to improve and converge the financial reporting requirements for revenue from contracts with customers. For non-public companies, these rules are effective for fiscal years beginning after December 15, 2018, including interim periods within those years. We are currently evaluating the impact of the adoption of these rules on our consolidated financial statements and related disclosures.
Accounting and Disclosure Changes
Recently Adopted Accounting Standards
In August 2018, the SEC issued a final rule requiring registrants to analyze and disclose changes in stockholders' equity in the form of a reconciliation for the current and comparative year-to-date interim periods with subtotals for each interim period. We adopted this rule in the quarter ended September 30, 2018 and modified our statements of equity accordingly.
In March 2016, the Financial Accounting Standards Board (“FASB”) issued rules to improve the accounting for share-based payment transactions. We early-adopted these rules retrospectively on April 1, 2018 and as a result are reporting cash paid to tax authorities when we withhold shares from an employee's award as a cash outflow for financing activities on the statement of cash flows. There was no change to the other financial statements as a result of adopting these rules.
In November 2016, the FASB issued rules intended to address the diversity in practice in classification and presentation of changes in restricted cash on the statement of cash flows. We adopted these rules retrospectively on January 1, 2018, as a result of which we included restricted cash amounts in our beginning and ending cash balances on the statement of cash flows and included a disclosure reconciling cash and cash equivalents presented on the balance sheets to cash, cash equivalents and restricted cash on the statement of cash flows.
New Accounting Standards Issued, But Not Yet Adopted
In February 2016, the FASB issued rules requiring lessees to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months and to include qualitative and quantitative disclosures with respect to the amount, timing, and uncertainty of cash flows arising from leases. As an emerging growth company, we have elected to delay the adoption of these rules until they are applicable to non-SEC issuers which is for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. We expect the adoption of these rules to increase other assets and other liabilities on our balance sheet and do not expect a material impact on our consolidated results of operations.
During 2016, the FASB issued rules clarifying the new revenue recognition standard issued in 2014. The new rules are intended to improve and converge the financial reporting requirements for revenue from contracts with customers. We are an emerging growth company and have elected to delay adoption of these rules until they are applicable to non-SEC issuers which is for fiscal years beginning after December 31, 2018. We do not expect the adoption of these rules to materially change our reporting of revenue, however, we expect that certain amounts currently reported as expense will be reported as offsets to revenue.